Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
14.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that

are

beyond

the

Company’s

control

and

may

include,

among

other

things,

general

economic
conditions,

the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire
rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting

mostly

of

deposits,

placed

with

various

qualified

financial

institutions

and

performs

periodic
evaluations of the relative credit

standing of those financial institutions.

The Company limits its credit

risk
with

accounts

receivable

by

performing

ongoing

credit

evaluations

of

its

customers’

financial

condition
and by receiving payments of hire in

advance. The Company, generally,

does not require collateral for its
accounts receivable and does not have any agreements to

mitigate credit risk.

For the six months ended June 30, 2024 and 2023 charterers that individually accounted for
10 % or more
of the Company’s time charter revenues were as follows:

For the six months ended June 30,
Charterer 2024 2023
Cargill International SA * 16%
*Less than 10%

The

Company

is

exposed

to

interest

rate

fluctuations

associated

with

its

variable

rate

borrowings.

On
July 6,

2023, the company

entered into an

interest rate swap

with DNB (Note

8) to

manage part of

such
exposure.
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet
approximate their

respective fair

values due

to the

short-term nature

of these

financial instruments.

The
fair

value

of

long-term

bank

loans

with

variable

interest

rates

approximates

the

recorded

values,
generally due to their variable interest rates.

Fair value measurements disclosed

As of June 30, 2024,

the Bond having a fixed interest

rate and a carrying value of

$
119,100

(Note 8) had
a

fair

value

of

$
123,090

determined

through

the

Level

1

input

of

the

fair

value

hierarchy

as

defined

in
FASB guidance for Fair Value Measurements.
Other Fair value measurements

December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 $ 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments $ 4,519 $ $ 4,519
Long-lived assets held for use 7,809 7,809
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519
Liabilities
Recurring fair value measurements
Warrant liability $ 6,332 $ 6,332 $
Interest rate swap, liability 568 568
Total

recurring fair value measurements
$ 6,900 $ 6,332 $ 568
June 30, 2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities
Investments in related party $ 6,968 $ 6,788 $ - $ 180
Interest rate swap, asset 148 148
Total

recurring fair value measurements
$ 7,116 $ 6,788 $ 148 $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 9,286 $ 9,286 $ -
Interest rate swap, liability 226 226
Total

recurring fair value measurements
$ 9,512 $ 9,286 $ 226